Auditors’ remuneration - Schedule of Fees Payable to Auditors by the Bank (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
All other fees	£ 0.2	£ 0.4	£ 0.2
Total fees payable to the Bank’s auditors by the Group	19.0	18.5	17.8
Total audit fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	18.8	18.1	17.6
– total audit fees in respect of the statutory audit of Group entities
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	18.2	17.6	17.3
All other fees	0.8	0.9	0.5
– audit of the Bank’s current year Annual report
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	5.4	5.2	5.1
– audits of the Bank’s subsidiaries
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	12.8	12.4	12.2
– services normally provided in connection with statutory and regulatory filings or engagements
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	0.6	0.5	0.3
Other audit-related fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	0.1	0.2	0.1
All other fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
All other fees	£ 0.1	£ 0.2	£ 0.1